Note 2 - Risks and Uncertainties	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Nature of Operations [Text Block]
2.	Risks and Uncertainties

The Company operates in a highly regulated and competitive environment. The development, manufacturing and marketing of pharmaceutical products require approval from, and are subject to ongoing oversight by, the Food and Drug Administration (the “FDA”) in the United States, the Therapeutic Goods Administration in Australia, the European Medicines Agency in the European Union, and comparable agencies in other countries. Obtaining approval for a new pharmaceutical product is never certain, may take many years, and is normally expected to involve substantial expenditures.

On March 5, 2024, the Nasdaq Stock Market LLC (“Nasdaq”) notified us that the Nasdaq Hearings Panel had determined to delist our common stock and trading of our common stock was suspended on Nasdaq effective March 7, 2024. On April 17, 2024, our common stock became eligible for quotation on the OTCQB. Also in April 2024, Nasdaq filed a Form 25 Notification of Removal from Listing with the U.S. Securities and Exchange Commission (the “SEC”) and the delisting of our common stock from Nasdaq became effective ten days later.

We have applied to relist our common stock on the Nasdaq. No assurances can be given that we will satisfy the initial listing criteria, the application will be approved, or, if listed, that a trading market will develop or be maintained. In the interim, we intend to maintain the existing eligibility for quotation of our common stock on the OTCQB under its current symbol, “PBLA.”

We have incurred losses of $139.8 million since our inception in 2011. For the six months ended June 30, 2024, we incurred a net loss of $14.3 million. We also incurred negative cash flows from operating activities of approximately $10.4 million for this period. As we continue to pursue development activities and seek commercialization, we expect to incur substantial losses, which are likely to generate negative net cash flows from operating activities. As of June 30, 2024, we had cash of approximately $59,000, working capital deficit of $16.0 million, (working capital is defined as current assets less current liabilities), and stockholders’ deficit of $10.6 million. The Company’s principal sources of cash have historically included the issuance of debt and equity securities.

As previously announced, our contract research organization (“CRO”) for the ASPIRE trial notified the Company of their intent to terminate our relationship as of June 15, 2024 if we were unable to pay the balance due within a satisfactory timeframe. In exchange for a $1.5 million payment made on July 26, 2024, our CRO for the ASPIRE trial has provided an extension of their intent to terminate our relationship to August 19, 2024. The payment to that CRO was funded by proceeds from a loan secured by the Company, as further described in both Note 4, titled “Liquidity and Business Plan” and Note 10, titled “Subsequent Events”. If we are unable to pay the remaining balance due, or unable to negotiate an extension, by August 16, 2024, the CRO will begin termination procedures as of August 19, 2024. The balance due totaled $11.2 million as of June 30, 2024, and is recorded in the Company’s current liabilities. If the CRO terminates the relationship, the ASPIRE trial could be delayed.

The accompanying condensed consolidated financial statements have been prepared assuming that we will continue as a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The condensed consolidated financial statements do not include any adjustments relating to the recoverability or classification of assets or the amounts of liabilities that might result from the outcome of these uncertainties. Our current independent registered public accounting firm included a paragraph emphasizing this going concern uncertainty in their audit report regarding our 2023 financial statements dated March 26, 2024. Our ability to continue as a going concern, realize the carrying value of our assets and discharge our liabilities in the ordinary course of business is dependent upon a number of factors, including our ability to obtain additional financing, the success of our development efforts, our ability to obtain marketing approval for our product candidates in the United States, Australia, the European Union or other markets and ultimately our ability to market and sell our product candidates. These factors, among others, raise substantial doubt about our ability to continue operations as a going concern. See Note 4 titled “Liquidity and Business Plan.”

2.	Risks and Uncertainties

The Company operates in a highly regulated and competitive environment. The development, manufacturing and marketing of pharmaceutical products require approval from, and are subject to ongoing oversight by, the Food and Drug Administration in the United States, the Therapeutic Goods Administration in Australia, the European Medicines Agency in the European Union, and comparable agencies in other countries. Obtaining approval for a new pharmaceutical product is never certain, may take many years, and is normally expected to involve substantial expenditure.

We have incurred losses of $125.5 million since our inception in 2011. For the year ended December 31, 2023, we incurred a net loss of $25.3 million. Not reflected in the net loss for the year ended December 31, 2023, was an adjustment to accumulated loss of $9.1 million associated with the cost to induce warrant exercises. We incurred negative cash flows from operating activities of approximately $25.2 million for this period. As we continue to pursue development activities and seek commercialization of our lead assets, we expect to incur substantial losses, which are likely to generate negative net cash flows from operating activities. As of December 31, 2023, we had cash of $2.6 million, negative working capital of $9.3 million (current assets less current liabilities), and stockholders’ deficit of $4.7 million. The Company’s principal sources of cash have historically included the issuance of equity securities and convertible debt.

The accompanying Consolidated Financial Statements have been prepared assuming that we will continue as a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business and do not include any adjustments relating to the recoverability or classification of assets or the amounts of liabilities that might result from the outcome of these uncertainties. Our ability to continue as a going concern, realize the carrying value of our assets and discharge our liabilities in the ordinary course of business is dependent upon a number of factors, including our ability to obtain additional financing, the success of our development efforts, our ability to obtain marketing approval for our ivospemin (SBP-101), eflornithine (CPP-1X) and eflornithine sachets (CPP-1X-S) product candidates in the United States, Australia, the European Union or other markets, and Flynpovi outside of North America and ultimately our ability to market and sell our product candidates. These factors, among others, raise substantial doubt about our ability to continue operations as a going concern. See Note 3 titled “Liquidity and Management Plans”.